Net Loss Per Share - Additional Information (Detail)		1 Months Ended
	Feb. 26, 2021	Oct. 31, 2019
Common stock voting rights		Effective October 30, 2019, in connection with the SoftBank Transactions, the holders of the shares of Class A Common Stock are entitled to one vote per share and the holders of the shares of Class B, Class C and Class D Common Stock are entitled to three votes per share. Prior to October 30, 2019, holders of Class B and Class C Common Stock were entitled to ten votes per share.
Settlement Agreement [Member] | Common Class C [Member]
Common stock voting rights	one